Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 150,745		$ 150,745		$ 177,206
Derivative liabilities	156,627		156,627		183,953
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	150,745		150,745		177,206
Derivative liabilities	156,627		156,627		$ 183,953
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	13	$ 16	16	$ 31
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	359	395	359	395
Derivative liabilities	$ 1,394	$ 1,337	$ 1,394	$ 1,337